Fair Value Measurements (Tables)	6 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2025 and September 30, 2025:
March 31, 2025

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥97,694	¥0	¥29,900	¥67,794
Available-for-sale debt securities:	2,607,637	12,243	2,377,740	217,654
Japanese and foreign government bond securities*2	1,092,526	7,510	1,085,016	0
Japanese prefectural and foreign municipal bond securities	406,830	0	395,952	10,878
Corporate debt securities*3	802,545	4,733	793,560	4,252
CMBS and RMBS in the Americas	106,751	0	99,669	7,082
Other asset-backed securities and debt securities	198,985	0	3,543	195,442
Equity securities*4*5	418,690	137,014	119,466	162,210
Derivative assets:	64,170	361	54,992	8,817
Interest rate swap agreements	17,869	0	17,869	0
Options held/written and other	15,767	0	6,950	8,817
Futures, foreign exchange contracts	20,964	361	20,603	0
Foreign currency swap agreements	9,570	0	9,570	0
Netting*6	(20,495)	—	—	—
Net derivative assets	43,675	—	—	—
Other assets:	2,586	0	0	2,586
Reinsurance recoverables*7	2,586	0	0	2,586

Total	¥3,190,777	¥149,618	¥2,582,098	¥459,061

Liabilities:
Derivative liabilities:	¥56,038	¥129	¥55,257	¥652
Interest rate swap agreements	2,774	0	2,774	0
Options held/written and other	13,715	0	13,063	652
Futures, foreign exchange contracts	39,387	129	39,258	0
Foreign currency swap agreements	159	0	159	0
Credit derivatives written	3	0	3	0
Netting*6	(20,495)	—	—	—
Net derivative Liabilities	35,543	—	—	—
Policy Liabilities and Policy Account Balances:	136,257	0	0	136,257
Variable annuity and variable life insurance contracts*8	136,257	0	0	136,257

Accounts Payable	15,259	0	0	15,259

Contingent Consideration	15,259	0	0	15,259

Total	¥207,554	¥129	¥55,257	¥152,168

September 30, 2025

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥85,724	¥0	¥33,128	¥52,596
Trading debt securities	834	0	834	0
Available-for-sale debt securities:	2,703,054	8,917	2,401,367	292,770
Japanese and foreign government bond securities*2	1,058,282	3,705	1,054,577	0
Japanese prefectural and foreign municipal bond securities	409,965	0	399,548	10,417
Corporate debt securities*3	941,119	5,212	815,639	120,268
CMBS and RMBS in the Americas	132,296	0	125,258	7,038
Other asset-backed securities and debt securities	161,392	0	6,345	155,047
Equity securities*4*5	446,978	127,195	136,746	183,037
Derivative assets:	84,038	61	75,132	8,845
Interest rate swap agreements	17,841	0	17,841	0
Options held/written and other	15,878	0	7,033	8,845
Futures, foreign exchange contracts	34,213	61	34,152	0
Foreign currency swap agreements	16,098	0	16,098	0
Credit derivatives held	8	0	8	0
Netting*6	(37,649)	—	—	—
Net derivative assets	46,389	—	—	—
Other assets:	1,515	0	0	1,515
Reinsurance recoverables*7	1,515	0	0	1,515

Total	¥3,322,143	¥136,173	¥2,647,207	¥538,763

Liabilities:
Derivative liabilities:	¥74,391	¥200	¥73,410	¥781
Interest rate swap agreements	2,845	0	2,845	0
Options held/written and other	19,618	0	18,837	781
Futures, foreign exchange contracts	51,354	200	51,154	0
Foreign currency swap agreements	573	0	573	0
Credit derivatives written	1	0	1	0
Netting*6	(37,649)	—	—	—
Net derivative Liabilities	36,742	—	—	—
Policy Liabilities and Policy Account Balances:	142,700	0	0	142,700
Variable annuity and variable life insurance contracts*8	142,700	0	0	142,700
Accounts Payable	18,168	0	0	18,168
Contingent Consideration	18,168	0	0	18,168

Total	¥235,259	¥200	¥73,410	¥161,649

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥451 million and a loss o
f
¥1,077 million from the change in the fair value of the loans for the six months ended September 30, 2024 and 2025, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2024 and 2025 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2025, were ¥98,135 million and ¥97,694 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥441 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2025, were ¥85,865 million and ¥85,724 million, respectively, and the amount of the aggregate fair value was less
than the amount of aggregate unpaid principal balance by ¥141 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual
status as of March 31, 2025, were ¥17,098 million and ¥16,346 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥752 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual
status as of September 30, 2025, were ¥11,635 million and ¥11,192 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥443 million.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥41 million and ¥90 million from the change in the fair value of those investments for the six months ended September 30, 2024 and 2025, respectively. The amounts of aggregate fair value elected the fair value option were ¥5,379 million and ¥5,335 million as of March 31, 2025 and September 30, 2025, respectively.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥415 million and ¥365 million from the change in the fair value of those investments for the six months ended September 30, 2024 and 2025, respectively. The amounts of aggregate fair value elected the fair value option were ¥10,679 million and ¥11,676 million as of March 31, 2025 and September 30, 2025, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥1,799 million and ¥1,206 million from the change in the fair value of those investments for the six months ended September 30, 2024 and 2025, respectively. The amounts of aggregate fair value elected the fair value option were ¥24,960 million and ¥24,488 million as of March 31, 2025 and September 30, 2025, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥118,666 million and ¥140,587 million as of March 31, 2025 and September 30, 2025, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥2,586 million and ¥1,515 million as of March 31, 2025 and September 30, 2025, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six months ended September 30, 2024 and 2025, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥136,257 million and ¥142,700 million as of March 31, 2025 and September 30, 2025, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six months ended September 30, 2024 and 2025, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2024 and 2025:
Six months ended September 30, 2024

	Millions of yen
	Balance at April 1, 2024	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2024	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2024*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2024*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Loans held for sale	¥96,566	¥(222)	¥(4,910)	¥(5,132)	¥453	¥0	¥(8,837)	¥0	¥83,050	¥56	¥(4,910)
Available-for-sale debt securities	319,297	(3,251)	(6,019)	(9,270)	65,240	(50,630)	(88,336)	0	236,301	(3,649)	25,351
Japanese prefectural and foreign municipal bond securities	10,922	(61)	(476)	(537)	0	0	(9)	0	10,376	(61)	(476)
Corporate debt securities	5,586	(124)	(15)	(139)	0	0	(70)	0	5,377	(325)	(15)
CMBS and RMBS in the Americas	7,165	0	(403)	(403)	0	0	0	0	6,762	0	(403)
Other asset-backed securities and debt securities	295,624	(3,066)	(5,125)	(8,191)	65,240	(50,630)	(88,257)	0	213,786	(3,263)	26,245
Equity securities	162,857	(4,902)	(9,831)	(14,733)	19,451	0	(1,923)	0	165,652	(4,956)	(9,834)
Investment funds	162,857	(4,902)	(9,831)	(14,733)	19,451	0	(1,923)	0	165,652	(4,956)	(9,834)
Derivative assets and liabilities (net)	2,284	6,921	(538)	6,383	0	0	0	0	8,667	6,921	(538)
Options held/written and other	2,284	6,921	(538)	6,383	0	0	0	0	8,667	6,921	(538)
Other asset	2,786	(365)	0	(365)	476	0	(38)	0	2,859	(365)	0
Reinsurance recoverables*5	2,786	(365)	0	(365)	476	0	(38)	0	2,859	(365)	0
Policy Liabilities and Policy Account Balances	167,207	4,141	(104)	4,037	0	0	(11,839)	0	151,331	4,141	(104)
Variable annuity and variable life insurance contracts*6	167,207	4,141	(104)	4,037	0	0	(11,839)	0	151,331	4,141	(104)
Accounts Payable:	14,136	(382)	344	(38)	0	0	0	0	14,174	(382)	344
Contingent Consideration	14,136	(382)	344	(38)	0	0	0	0	14,174	(382)	344

Six months ended September 30, 2025

	Millions of yen
	Balance at April 1, 2025	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2025	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2025*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2025*2
		Included in earnings *1	Included in other comprehensive income*2	Total
Loans held for sale	¥67,794	¥(682)	¥(561)	¥(1,243)	¥63	¥0	¥(14,018)	¥0	¥52,596	¥(147)	¥(561)
Available-for-sale debt securities	217,654	3,852	2,802	6,654	117,856	(560)	(48,834)	0	292,770	4,537	303
Japanese prefectural and foreign municipal bond securities	10,878	(177)	(97)	(274)	0	0	(187)	0	10,417	(177)	(97)
Corporate debt securities	4,252	4,792	4,016	8,808	107,208	0	0	0	120,268	4,792	(2)
CMBS and RMBS in the Americas	7,082	0	(44)	(44)	0	0	0	0	7,038	0	(45)
Other asset-backed securities and debt securities	195,442	(763)	(1,073)	(1,836)	10,648	(560)	(48,647)	0	155,047	(78)	447
Equity securities	162,210	5,797	(387)	5,410	17,453	0	(2,036)	0	183,037	5,815	(384)
Investment funds	162,210	5,797	(387)	5,410	17,453	0	(2,036)	0	183,037	5,815	(384)
Derivative assets and liabilities (net)	8,165	150	(251)	(101)	0	0	0	0	8,064	150	(251)
Options held/written and other	8,165	150	(251)	(101)	0	0	0	0	8,064	150	(251)
Other asset	2,586	(1,421)	0	(1,421)	412	0	(62)	0	1,515	(1,421)	0
Reinsurance recoverables*5	2,586	(1,421)	0	(1,421)	412	0	(62)	0	1,515	(1,421)	0
Policy Liabilities and Policy Account Balances	136,257	(17,278)	264	(17,014)	0	0	(10,571)	0	142,700	(17,278)	264
Variable annuity and variable life insurance contracts*6	136,257	(17,278)	264	(17,014)	0	0	(10,571)	0	142,700	(17,278)	264
Accounts Payable:	15,259	(244)	(1,190)	(1,434)	1,475	0	0	0	18,168	(244)	(1,190)
Contingent Consideration	15,259	(244)	(1,190)	(1,434)	1,475	0	0	0	18,168	(244)	(1,190)

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and loans held for sale, derivative assets and liabilities (net), and accounts payable are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For a reconciliation of the total amount of policy account balances and the balances of market risk benefits related to variable annuity and variable life insurance contracts during year ended March 31, 2025 and for the six months ended September 30, 2025, see Note 18 “Long-Durations Insurance Contracts Relating to Life Insurance Operations.”

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during year ended March 31, 2025 and the six months ended September 30, 2025. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2025

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥5,881	¥0	¥0	¥5,881
Investment in operating leases, property under facility operations and office facilities	8,105	0	0	8,105
Certain equity securities	15,193	0	15,193	0
Certain equity method investments	20,619	0	0	20,619

	¥49,798	¥0	¥15,193	¥34,605

Six months ended September 30, 2025

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥168	¥0	¥47	¥121
Real estate collateral-dependent loans (net of allowance for credit losses)	3,490	0	0	3,490
Investment in operating leases	234	0	0	234
Certain equity securities	37,465	0	37,465	0
Certain equity method investments	1,109	0	0	1,109

	¥42,466	¥0	¥37,512	¥4,954

Information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2025 and September 30, 2025.

	March 31, 2025
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥67,794	Discounted cash flows	Discount rate	7.0% – 12.1% (9.4%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	6,319	Discounted cash flows	Discount rate	5.8% – 9.8% (8.0%)
	4,559	Appraisals/Broker quotes	—	—
Corporate debt securities	302	Discounted cash flows	Discount rate	1.5% (1.5%)
	3,950	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	7,082	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	34,670	Discounted cash flows	Discount rate	0.4% – 51.2% (5.5%)
			Probability of default	0.2% (0.2%)
	160,772	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds and other	133,585	Discounted cash flows	WACC	13.3% – 23.7% (16.8%)
			EV/Terminal EBITDA multiple	4.2x-12x (8.8x)
		Market multiples	EV/Last twelve months EBITDA multiple	4.3x-9.5x (7.8x)
			EV/Forward EBITDA multiple	4.2x-9x (7.7x)
			EV/Precedent transaction last twelve months EBITDA multiple	4.3x-11.9x (8.7x)
	22,859	Appraisals/Broker quotes	—	—
	5,766	Discounted cash flows	Discount rate	11.5% – 12.0% (11.7%)
Derivative assets:
Options held/written and other	8,297	Discounted cash flows	Discount rate	12.0% – 33.0% (14.7%)
	520	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	2,586	Discounted cash flows	Discount rate	0.5% – 2.4% (1.3%)
			Mortality rate	0.0% – 100.0% (2.9%)
			Lapse rate	1.5% – 14.0% (4.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	100.0% (100.0%)

Total	¥459,061

Liabilities:
Derivative liabilities:
Options held/written and other	¥652	Discounted cash flows	Discount rate	12.0% – 33.0% (14.7%)
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	136,257	Discounted cash flows	Discount rate	0.5% – 2.4% (1.3%)
			Mortality rate	0.0% – 100.0% (2.3%)
			Lapse rate	1.5% – 30.0% (5.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (67.1%)

Accounts Payable:
Contingent Consideration	15,259	Discounted cash flows	EV/Terminal EBITDA multiple	15.0x (15.0x)

Total	¥152,168

	September 30, 2025
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥52,596	Discounted cash flows	Discount rate	6.8% – 11.3% (8.8%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	5,996	Discounted cash flows	Discount rate	4.2% – 9.8% (7.8%)
	4,421	Appraisals/Broker quotes	—	—
Corporate debt securities	116,025	Discounted cash flows	Discount rate	5.5% (5.5%)
			Equity Volatility	60.0% (60.0%)
	3,933	Appraisals/Broker quotes	—	—
	310	Discounted cash flows	Discount rate	1.6% (1.6%)
CMBS and RMBS in the Americas	7,038	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	41,268	Discounted cash flows	Discount rate	0.4% – 51.2% (5.3%)
			Probability of default	0.2% (0.2%)
	113,779	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	154,908	Market multiples	EV/Last twelve months EBITDA multiple	3.5x-9.3x (8.0x)
			EV/Forward EBITDA multiple	7.4 (7.4x)
	22,388	Appraisals/Broker quotes	—	—
	5,741	Discounted cash flows	Discount rate	11.5% – 12.0% (11.7%)
Derivative assets:
Options held/written and other	8,495	Discounted cash flows	Discount rate	12.0% – 33.0% (14.8%)
	350	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	1,515	Discounted cash flows	Discount rate	0.7% – 2.6% (1.4%)
			Mortality rate	0.0% – 100.0% (3.2%)
			Lapse rate	1.5% – 14.0% (4.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	100.0% (100.0%)

Total	¥538,763

Liabilities:
Derivative liabilities:
Options held/written and other	¥781	Discounted cash flows	Discount rate	12.0% – 33.0% (14.8%)
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	142,700	Discounted cash flows	Discount rate	0.7% – 2.6% (1.4%)
			Mortality rate	0.0% – 100.0% (2.3%)
			Lapse rate	1.5% – 30.0% (5.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (65.7%)
Accounts Payable:
Contingent Consideration	16,679	Discounted cash flows	EV/Terminal EBITDA multiple	15.0x (15.0x)
	1,489	Discounted cash flows	Discount rate	4.8% – 5.0% (4.9%)
			EBTDA Volatility	35.0% (35.0%)

Total	¥161,649

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during year ended March 31, 2025 and the six months ended September 30, 2025.

	March 31, 2025
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,064	Direct capitalization	Capitalization rate	4.4% – 5.2% (4.7%)
	4,817	Appraisals/Broker quotes	—	—
Investment in operating leases, property under facility operations and office facilities	3,314	Discounted cash flows	Discount rate	6.1% (6.1%)
	4,791	Appraisals/Broker quotes	—	—
Certain equity method investments	20,619	Appraisals/Broker quotes	—	—

	¥34,605

	September 30, 2025
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥121	Discounted cash flows	Discount rate	5.0% – 8.0% (6.5%)
Real estate collateral-dependent loans (net of allowance for credit losses)	1,142	Direct capitalization	Capitalization rate	4.7% – 5.5% (4.9%)
	2,348	Appraisals/Broker quotes	—	—
Investment in operating leases	234	Appraisals/Broker quotes	—	—
Certain equity method investments	1,109	Appraisals/Broker quotes	—	—

	¥4,954